DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2018
DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE
DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE

15.    DERIVATIVE FINANCIAL LIABILITY AND CONVERTIBLE NOTE

(a)     Derivative Financial Liabilities

On November 17, 2017, Neovasc completed an underwritten public offering (the “2017 Public Transaction”) of 6,609,588 Series A units (the “Series A Units”) and 19,066,780 Series B units (the “Series B Units”) of the Company, at a price of $1.46 per Unit for gross proceeds of $37,487,497 before deducting the underwriting discounts and commissions and other estimated offering costs.

Each Series A Unit was comprised of:

(i)	one Common Share
(ii)	one Series A Common Share purchase warrant of the Company at an exercise price of $1.61 per Series A Warrant Share for a period of five years following issuance (each, a "Series A Warrant"),
(iii)	one Series B Common Share purchase warrant of the Company at an exercise price of $1.61 per Series B Warrant Share for a period of two years following issuance (each, a "Series B Warrant"); and
(iv)

0.40 Series C Warrant of the Company to purchase a unit at an exercise price of $1.46 per unit for a period of two years following issuance (each, a "Series C Unit") comprised of one Common Share, one Series A Warrant and one Series B Warrant.

Each Series B Unit was comprised of:

(i)

either one Common Share or one Series D Common Share purchase warrant of the Company (each, a "Series D Warrant") at an exercise price of $1.46 per Series D Warrant Share, all of which were be pre-funded except for a nominal exercise price of $0.01 per Series D Warrant Share for a period of five years following issuance,

(ii)	one Series A Warrant,
(iii)	one Series B Warrant,
(iv)	0.40 Series C Warrant, and
(v)	1.1765 Series F Common Share purchase warrant of the Company at an exercise price of $1.61 per Series F Warrant Share for a period of two years following issuance (each, a "Series F Warrant").

154,930 Common Shares and 3,573,830 Series D Warrants were issued as part of the Series B Unit. Since initial issuance and during the period up to December 31, 2018,all of the 3,573,830 Series D Warrants were exercised for gross proceeds of $35,738 and 35,738 Common Shares were issued from treasury.

All the warrants (collectively, the “2017 Warrants”) issued pursuant to the 2017 Public Transaction and the 2017 Private Placement (as defined below) included various price adjustment clauses, some of which caused the number of shares to be issued upon exercise to be variable, and therefore do not meet the fixed for fixed test under IAS 32 – Financial instruments; presentation (see Note 13 for further disclosure of the terms of the warrants).  Accordingly, the warrants have been accounted for as derivative financial liabilities and measured at fair value through profit and loss (“FVTPL”). The fair values of the warrants were calculated using a binomial option pricing model and have been classified as level 3 in the fair value hierarchy.

The total fair value of the warrants issued in connection with the Public Transaction, together with the Series E Warrants (as defined below) issued in connection with the Private Transaction (as defined below), was $89,470,273 which exceeded the transaction price giving rise to a loss of $45,132,259. Since the fair values of the derivatives are not determined using a valuation that only uses data from observable markets, the loss on initial recognition has been deferred and will be recognized in income over the expected term of the instruments on a straight- line basis depending on the term of the warrants.

(b)     Convertible Note

On November 17, 2017, the Company also completed a brokered private placement (the “2017 Private Placement” and together with the Public Transaction the “2017 Financings”) for the sale of $32,750,000 aggregate principal amount of senior secured convertible notes of the Company (the "Notes") and Series E warrants (the "Series E Warrants") to purchase one Common Share per Series E Warrant for gross proceeds of $27,837,500.

The Notes were issued with an original issue price of $850 per $1,000 principal amount of note. The Notes have an 18-month term and carry an interest rate of 0.0% per annum (increasing to 15% upon an event of default) from the closing date of the 2017 Private Transaction. On September 12, 2018, the Company and the holders of Notes amended certain terms of the Notes, including a one-year extension of the maturity date of the Notes from May 17, 2019 until May 17, 2020 and certain other amendments. Upon any event of a default, the interest rate applicable to the Notes would automatically be increased to 15% per annum. Interest on the Notes, as applicable, will commence accruing on the date of issue, will be computed on the basis of a 360-day year and twelve 30-day months and became payable in cash on January 1, 2018 and on the first day of each calendar quarter thereafter up to, and including, the maturity date.

The conversion option contained within the Notes contains similar price adjustment characteristics to certain of the warrants, which precludes the Notes from being recognized within equity. The Notes contain a future-priced conversion mechanism that allows the holder of a Note to replace the conversion price then in effect with a price (the "Alternate Conversion Price") that is 85% of the lowest volume weighted average price ("VWAP") of the Common Shares during the ten consecutive trading day period ending and including the date of delivery of the applicable conversion notice. Further, with effect from and after 5:00 p.m. (New York City time) on August 17, 2018, the conversion price of the Notes may also be adjusted to be the lower of (x) the then in effect conversion price and (y) the greater of (i) the amount in U.S. dollars equal to the VWAP for the Common Shares on August 17, 2018 and (ii) $0.50. The Notes are also subject to full ratchet anti-dilution provisions in certain circumstances.

Accordingly, the Company has elected to measure the Notes at FVTPL.  The Series E Warrants are also classified as derivative financial liabilities and measured at FVTPL (see Note 14 for further disclosure of the terms of the Series E Warrants). The fair values of the warrants were calculated using a binomial option pricing model and have been classified as level 3 in the fair value hierarchy.

The fair value of the convertible debt was $26,100,900 which exceeded the transaction price giving rise to a loss of $5,113,917. Since the fair value of the convertible debt is not determined using a valuation that only uses data from observable markets, the loss on initial recognition has been deferred and will be recognized in income over the expected term of the instrument. As at December 31, 2018 the loss on initial recognition has been fully amortized.

(c)     Warrants and Convertible Notes Model

The 2017 Warrants were accounted for based on the level 3 fair value estimate of Series A Warrants, Series B Warrants, Series C Warrants, Series D Warrants, Series E Warrants and Series F Warrants by using a binomial option pricing model.

The Notes were accounted for based on the level 3 fair value estimate of the notes based on a binomial tree model.

Key assumptions used in the model at initial recognition and as at December 31, 2018 are summarized below:

Valuation Date	November 17, 2017	December 31, 2017	December 31, 2018
Price of Common Shares	$87.27	$60.00	$0.6030
Dividend Yield	0%	0%	0%
Historical volatility of Common Shares	122.99%	121.70%	141.96%
Historical volatility of index	14.28%	14.43%	15.37%
Volatility input	68.63%	68.07%	78.67%
Risk-free rate	2.08%	2.20%	2.52%
Credit spread	32.63%	34.24%	24.51%

The carrying amounts for the derivative financial liabilities are as follows:

	Series A Units	Series B Units	Series E Warrants	Total
Fair value, November 17, 2017	$13,139,650	$67,810,835	$8,519,788	$89,470,273
Add: Deferred loss	(7,054,787)	(36,408,201)	(1,669,271)	(45,132,259)
Amortization of deferred loss	390,379	2,067,557	41,732	2,499,668
Less:
Fair value adjustment on exercised warrants	—	(511,122)	—	(511,122)
Exercise of Series D Warrants	—	(1,108,306)	—	(1,108,306)
Fair value adjustment, December 31, 2017	(1,542,457)	(2,911,914)	(3,934,853)	(8,389,224)
Balance, Derivative financial liability December 31, 2017	$4,932,785	$28,938,849	$2,957,396	$36,829,030
Add:
Amortization of deferred loss	6,664,408	34,340,644	1,627,539	$42,632,591
Less:
Exercise of 1,698,841 Series D Warrants	—	(1,004,185)	—	(1,004,185)
Exercise of 11,170,788 Series B Warrants	(303,919)	(6,250,110)	—	(6,554,029)
Exercise of 21,041,660 Series F Warrants	—	(26,552,270)	—	(26,552,270)
Exercise of 14,505,580 Series B Warrants	(11,614,224)	(14,820,745)	—	(26,434,969)
Exercise of 8,951,780 Series C Warrants	(833,987)	(3,371,375)	—	(4,205,362)
Exercise of 1,389,846 Series F Warrants	—	(2,532,855)	—	(2,532,855)
Exercise of 500,000 Series C Warrants		(253,887)		(253,887)

Fair value adjustment, December 31, 2018	1,190,630	(8,411,543)	(4,512,848)	(11,733,761)

Balance, Derivative financial liability December 31, 2018	$35,693	$82,523	$72,087	$190,303

Derivative financial liability, current				$—
Derivative financial liability, non-current				$190,303

The carrying amounts for the Convertible Notes are as follows:

Convertible
Notes
Fair value, November 17, 2017	$26,100,900
Add: Deferred loss	(5,113,917)
Amortization of deferred loss	852,319
Fair value adjustment, December 31, 2017	(1,831,743)
Balance, Convertible Notes December 31, 2017	$20,007,559
Add:
Amortization of deferred loss	4,261,598
Less:
Exercise of 5,567,500 Convertible Notes	(5,146,924)
Exercise of 1,772,500 Convertible Notes	(1,536,596)
Exercise of 10,300,000 Convertible Notes	(13,872,312)

Fair value adjustment, December 31, 2018	10,904,011

Balance, Convertible Notes December 31, 2018	$14,617,336

Convertible Notes, current	$1,423,224
Convertible Notes, non-current	$13,194,112